Trade and other receivables (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Trade And Other Receivables
Opening balance	$ 1,615	$ 1,536
Additions	90	94
Write-offs	(9)	(33)
Reversals	(44)	(48)
Translation adjustment	(127)	75
Opening balance	1,525	1,624
Current	293	283
Non-current	$ 1,232	$ 1,341